JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — 65.1%
Aerospace & Defense — 0.3%
BAE Systems Holdings, Inc. (United Kingdom) 2.85%, 12/15/2020(a)	1,000	1,001
General Dynamics Corp.
(ICE LIBOR USD 3 Month + 0.38%), 0.59%, 5/11/2021(b)	895	897
3.00%, 5/11/2021	25,236	25,556
3.38%, 5/15/2023	10,792	11,577
Lockheed Martin Corp. 3.35%, 9/15/2021	6,490	6,645
Northrop Grumman Corp. 3.50%, 3/15/2021	9,167	9,251

		54,927

Air Freight & Logistics — 0.1%
United Parcel Service, Inc.
2.05%, 4/1/2021	3,361	3,381
2.45%, 10/1/2022	4,333	4,505

		7,886

Automobiles — 2.2%
BMW US Capital LLC (Germany)
2.00%, 4/11/2021(a)	9,232	9,276
3.10%, 4/12/2021(a)	17,372	17,545
3.40%, 8/13/2021(a)	2,715	2,772
1.85%, 9/15/2021(a)	5,101	5,157
2.95%, 4/14/2022(a)	9,158	9,475
Daimler Finance North America LLC (Germany)
(ICE LIBOR USD 3 Month + 0.43%), 0.64%, 2/12/2021(a)(b)	13,272	13,278
2.30%, 2/12/2021(a)	4,629	4,645
(ICE LIBOR USD 3 Month + 0.45%), 0.66%, 2/22/2021(a)(b)	10,843	10,850
3.00%, 2/22/2021(a)	19,961	20,079
2.88%, 3/10/2021(a)	7,160	7,207
(ICE LIBOR USD 3 Month + 0.55%), 0.77%, 5/4/2021(a)(b)	7,630	7,641
3.35%, 5/4/2021(a)	24,887	25,193
2.00%, 7/6/2021(a)	4,506	4,546
3.88%, 9/15/2021(a)	21,231	21,789
3.75%, 11/5/2021(a)	2,450	2,524
Hyundai Capital America
(ICE LIBOR USD 3 Month + 0.82%), 1.07%, 3/12/2021(a)(b)	1,000	1,000
3.45%, 3/12/2021(a)	4,818	4,855
3.00%, 3/18/2021(a)	2,374	2,388
2.45%, 6/15/2021(a)	3,650	3,681
3.95%, 2/1/2022(a)	12,816	13,280
1.15%, 11/10/2022(a)	50,331	50,473
Volkswagen Group of America Finance LLC (Germany)
(ICE LIBOR USD 3 Month + 0.94%), 1.15%, 11/12/2021(a)(b)	23,245	23,403
2.90%, 5/13/2022(a)	62,572	64,613
2.70%, 9/26/2022(a)	14,340	14,875
0.75%, 11/23/2022(a)	22,306	22,337

		362,882

Banks — 28.1%
ABN AMRO Bank NV (Netherlands)
(ICE LIBOR USD 3 Month + 0.41%), 0.63%, 1/19/2021(a)(b)	6,200	6,203
2.65%, 1/19/2021(a)	35,081	35,191
(ICE LIBOR USD 3 Month + 0.57%), 0.80%, 8/27/2021(a)(b)	30,259	30,366
3.40%, 8/27/2021(a)	74,169	75,861
ANZ New Zealand Int’l Ltd. (New Zealand)
2.75%, 1/22/2021(a)	6,760	6,783
(ICE LIBOR USD 3 Month + 1.01%), 1.23%, 7/28/2021(a)(b)	6,000	6,036
2.13%, 7/28/2021(a)	635	642
2.88%, 1/25/2022(a)	14,064	14,474
Australia & New Zealand Banking Group Ltd. (Australia)
4.88%, 1/12/2021(a)	1,000	1,005
(ICE LIBOR USD 3 Month + 0.46%), 0.68%, 5/17/2021(a)(b)	30,330	30,389
3.30%, 5/17/2021(c)	250	254
(ICE LIBOR USD 3 Month + 0.99%), 1.24%, 6/1/2021(a)(b)	500	502
2.30%, 6/1/2021	12,250	12,378
(ICE LIBOR USD 3 Month + 0.87%), 1.08%, 11/23/2021(a)(b)	2,600	2,619
2.63%, 5/19/2022	1,000	1,035
2.63%, 11/9/2022	6,000	6,273
2.05%, 11/21/2022	8,500	8,791
Banco Santander SA (Spain) 3.50%, 4/11/2022	10,400	10,815
Bank of America Corp.
(ICE LIBOR USD 3 Month + 1.42%), 1.64%, 4/19/2021(b)	16,918	17,009
2.63%, 4/19/2021	9,394	9,477
(ICE LIBOR USD 3 Month + 0.37%), 2.74%, 1/23/2022(b)	34,289	34,407
(ICE LIBOR USD 3 Month + 0.63%), 3.50%, 5/17/2022(b)	47,498	48,184
Bank of Montreal (Canada)
(ICE LIBOR USD 3 Month + 0.40%), 0.62%, 1/22/2021(b)	66,809	66,847
Series D, (ICE LIBOR USD 3 Month + 0.46%), 0.68%, 4/13/2021(b)	3,159	3,164
Series D, 3.10%, 4/13/2021	32,662	33,016

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
(ICE LIBOR USD 3 Month + 0.79%), 1.02%, 8/27/2021(b)	13,949	14,024
1.90%, 8/27/2021	14,714	14,894
(ICE LIBOR USD 3 Month + 0.40%), 0.65%, 9/10/2021(b)	58,132	58,288
(ICE LIBOR USD 3 Month + 0.57%), 0.80%, 3/26/2022(b)	704	708
2.90%, 3/26/2022	1,270	1,314
2.10%, 6/15/2022(a)	25,162	25,847
2.05%, 11/1/2022	4,900	5,059
Bank of Nova Scotia (The) (Canada)
2.45%, 3/22/2021	25	25
(ICE LIBOR USD 3 Month + 0.44%), 0.66%, 4/20/2021(b)	250	251
3.13%, 4/20/2021	6,942	7,019
2.80%, 7/21/2021	2,500	2,540
2.70%, 3/7/2022	3,172	3,272
2.45%, 9/19/2022	2,925	3,040
2.00%, 11/15/2022	25,711	26,550
1.95%, 2/1/2023	2,425	2,504
1.63%, 5/1/2023	5,000	5,143
0.80%, 6/15/2023	116,238	117,559
Banque Federative du Credit Mutuel SA (France)
2.50%, 4/13/2021(a)	1,160	1,169
1.96%, 7/21/2021(a)	33,789	34,145
2.70%, 7/20/2022(a)	5,000	5,185
2.13%, 11/21/2022(a)	76,639	79,183
Barclays Bank plc (United Kingdom)
(ICE LIBOR USD 3 Month + 0.46%), 0.68%, 1/11/2021(b)	10,500	10,501
1.70%, 5/12/2022	50,084	50,972
Barclays plc (United Kingdom)
3.25%, 1/12/2021	16,324	16,373
3.20%, 8/10/2021	17,326	17,649
BBVA USA
(ICE LIBOR USD 3 Month + 0.73%), 0.98%, 6/11/2021(b)	3,462	3,472
3.50%, 6/11/2021	53,151	53,894
BNP Paribas SA (France)
5.00%, 1/15/2021	35,674	35,875
(ICE LIBOR USD 3 Month + 0.39%), 0.60%, 8/7/2021(a)(b)	68,086	68,233
BNZ International Funding Ltd. (New Zealand)
2.75%, 3/2/2021(a)	28,462	28,640
2.90%, 2/21/2022(a)	1,610	1,659
2.65%, 11/3/2022(a)	12,364	12,896
Canadian Imperial Bank of Commerce (Canada)
(ICE LIBOR USD 3 Month + 0.32%), 0.53%, 2/2/2021(b)	1,749	1,750
2.70%, 2/2/2021(c)	29,098	29,217
2.55%, 6/16/2022	170	176
0.95%, 6/23/2023(c)	62,369	63,149
Capital One NA
2.95%, 7/23/2021	1,704	1,729
2.15%, 9/6/2022	4,720	4,859
Citibank NA
2.85%, 2/12/2021	5,931	5,948
3.40%, 7/23/2021	319	324
(ICE LIBOR USD 3 Month + 0.53%), 0.76%, 2/19/2022(b)	9,800	9,810
(ICE LIBOR USD 3 Month + 0.60%), 2.84%, 5/20/2022(b)	576	583
Citigroup, Inc.
(ICE LIBOR USD 3 Month + 1.38%), 1.60%, 3/30/2021(b)	2,528	2,539
(ICE LIBOR USD 3 Month + 1.19%), 1.40%, 8/2/2021(b)	1,205	1,214
(ICE LIBOR USD 3 Month + 1.07%), 1.32%, 12/8/2021(b)	8,030	8,099
2.90%, 12/8/2021	8,692	8,897
4.50%, 1/14/2022	31,696	33,203
2.75%, 4/25/2022	41,907	43,211
2.70%, 10/27/2022	2,758	2,873
(ICE LIBOR USD 3 Month + 0.95%), 2.88%, 7/24/2023(b)	75,401	78,294
Citizens Bank NA
2.55%, 5/13/2021	33,903	34,180
(ICE LIBOR USD 3 Month + 0.72%), 0.94%, 2/14/2022(b)	16,825	16,903
3.25%, 2/14/2022	8,028	8,286
2.65%, 5/26/2022	20,980	21,628
Commonwealth Bank of Australia (Australia)
2.55%, 3/15/2021	657	661
(ICE LIBOR USD 3 Month + 0.83%), 1.08%, 9/6/2021(a)(b)	8,265	8,313
(ICE LIBOR USD 3 Month + 0.70%), 0.95%, 3/10/2022(a)(b)	200	201
2.75%, 3/10/2022(a)	3,305	3,410
2.50%, 9/18/2022(a)	6,248	6,493
Cooperatieve Rabobank UA (Netherlands)
(ICE LIBOR USD 3 Month + 0.43%), 0.64%, 4/26/2021(b)	1,699	1,702
3.13%, 4/26/2021	14,735	14,904
(ICE LIBOR USD 3 Month + 0.83%), 1.05%, 1/10/2022(b)	1,500	1,512
2.75%, 1/10/2022	8,590	8,827
3.88%, 2/8/2022	39,684	41,347
2.75%, 1/10/2023	600	631
Credit Agricole Corporate & Investment Bank SA (France) (ICE LIBOR USD 3 Month + 0.40%), 0.62%, 5/3/2021(a)(b)	9,900	9,914
Credit Agricole SA (France)
2.38%, 7/1/2021(a)	3,064	3,102
(ICE LIBOR USD 3 Month + 1.43%), 1.65%, 1/10/2022(a)(b)(c)	3,669	3,712
3.38%, 1/10/2022(a)	6,151	6,349
Credit Suisse Group Funding Guernsey Ltd. (Switzerland)

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
3.13%, 12/10/2020	35,636	35,658
(ICE LIBOR USD 3 Month + 2.29%), 2.51%, 4/16/2021(b)	5,500	5,545
3.45%, 4/16/2021	20,606	20,843
3.80%, 9/15/2022	4,165	4,406
DBS Group Holdings Ltd. (Singapore) 2.85%, 4/16/2022(a)	3,595	3,701
DNB Bank ASA (Norway)
(ICE LIBOR USD 3 Month + 1.07%), 1.31%, 6/2/2021(a)(b)	1,066	1,071
2.38%, 6/2/2021(a)	23,689	23,947
2.15%, 12/2/2022(a)	47,033	48,718
DNB Boligkreditt A/S (Norway) 2.50%, 3/28/2022(a)	23,650	24,319
Fifth Third Bancorp
3.50%, 3/15/2022	19,474	20,207
2.60%, 6/15/2022	10,739	11,083
Fifth Third Bank NA
2.25%, 6/14/2021	33,715	34,023
(ICE LIBOR USD 3 Month + 0.44%), 0.65%, 7/26/2021(b)	13,735	13,764
3.35%, 7/26/2021	6,837	6,954
2.88%, 10/1/2021	7,001	7,136
(ICE LIBOR USD 3 Month + 0.64%), 0.85%, 2/1/2022(b)	9,070	9,124
HSBC Holdings plc (United Kingdom) (ICE LIBOR USD 3 Month + 1.06%), 3.26%, 3/13/2023(b)	9,684	10,021
Huntington Bancshares, Inc. 3.15%, 3/14/2021	8,801	8,851
Huntington National Bank (The)
(ICE LIBOR USD 3 Month + 0.55%), 0.77%, 2/5/2021(b)	22,273	22,284
3.25%, 5/14/2021	14,318	14,476
3.13%, 4/1/2022	25,063	25,963
2.50%, 8/7/2022	2,565	2,654
ING Groep NV (Netherlands)
(ICE LIBOR USD 3 Month + 1.15%), 1.37%, 3/29/2022(b)	14,401	14,558
3.15%, 3/29/2022	35,756	37,031
KeyBank NA
3.35%, 6/15/2021	7,639	7,768
3.30%, 2/1/2022	2,931	3,033
KeyCorp 5.10%, 3/24/2021	7,520	7,631
Lloyds Bank plc (United Kingdom)
6.38%, 1/21/2021	17,893	18,041
(ICE LIBOR USD 3 Month + 0.49%), 0.70%, 5/7/2021(b)	258	258
3.30%, 5/7/2021	430	436
Lloyds Banking Group plc (United Kingdom)
(ICE LIBOR USD 3 Month + 0.80%), 1.03%, 6/21/2021(b)	400	401
3.10%, 7/6/2021	16,809	17,084
3.00%, 1/11/2022	18,060	18,569
(ICE LIBOR USD 3 Month + 1.25%), 2.86%, 3/17/2023(b)	52,446	53,954
Manufacturers & Traders Trust Co.
(ICE LIBOR USD 3 Month + 0.27%), 0.48%, 1/25/2021(b)	535	535
2.63%, 1/25/2021	6,262	6,272
Mitsubishi UFJ Financial Group, Inc. (Japan)
(ICE LIBOR USD 3 Month + 1.88%), 2.13%, 3/1/2021(b)	1,207	1,212
(ICE LIBOR USD 3 Month + 0.65%), 0.86%, 7/26/2021(b)	1,050	1,053
3.54%, 7/26/2021	19,780	20,183
(ICE LIBOR USD 3 Month + 0.92%), 1.12%, 2/22/2022(b)	8,605	8,682
3.00%, 2/22/2022	17,770	18,339
(ICE LIBOR USD 3 Month + 0.70%), 0.95%, 3/7/2022(b)	16,196	16,291
3.22%, 3/7/2022	5,718	5,924
2.62%, 7/18/2022	62,065	64,332
2.67%, 7/25/2022	31,940	33,072
Mizuho Bank Ltd. (Japan) 2.95%, 10/17/2022(a)	11,505	12,046
Mizuho Financial Group, Inc. (Japan)
(ICE LIBOR USD 3 Month + 1.48%), 1.70%, 4/12/2021(a)(b)	1,000	1,005
2.63%, 4/12/2021(a)	53,739	54,190
(ICE LIBOR USD 3 Month + 1.14%), 1.39%, 9/13/2021(b)	288	290
2.27%, 9/13/2021	42,532	43,178
(ICE LIBOR USD 3 Month + 0.94%), 1.16%, 2/28/2022(b)	42,153	42,547
2.95%, 2/28/2022	15,208	15,706
2.60%, 9/11/2022	28,946	30,073
National Australia Bank Ltd. (Australia)
4.38%, 12/10/2020(a)	8,583	8,591
2.50%, 1/12/2021	14,416	14,449
2.63%, 1/14/2021	3,941	3,952
(ICE LIBOR USD 3 Month + 1.00%), 1.22%, 7/12/2021(a)(b)	2,885	2,902
1.88%, 7/12/2021	6,256	6,316
(ICE LIBOR USD 3 Month + 0.58%), 0.81%, 9/20/2021(a)(b)	1,500	1,506
(ICE LIBOR USD 3 Month + 0.71%), 0.93%, 11/4/2021(a)(b)	26,739	26,909
3.70%, 11/4/2021	375	387
2.80%, 1/10/2022	3,108	3,196
2.50%, 5/22/2022	21,685	22,408
1.88%, 12/13/2022	19,897	20,547
National Bank of Canada (Canada)
(ICE LIBOR USD 3 Month + 0.40%), 0.63%, 3/21/2021(a)(b)	121,140	121,257
2.15%, 10/7/2022(a)(c)	34,765	35,860
2.10%, 2/1/2023	18,166	18,785

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Nordea Bank Abp (Finland)
4.88%, 1/14/2021(a)	10,000	10,053
(ICE LIBOR USD 3 Month + 0.99%), 1.22%, 5/27/2021(a)(b)	2,300	2,311
2.25%, 5/27/2021(a)	25,075	25,311
1.00%, 6/9/2023(a)	8,183	8,294
Oesterreichische Kontrollbank AG (Austria) 2.63%, 1/31/2022	6,000	6,166
Oversea-Chinese Banking Corp. Ltd. (Singapore) (ICE LIBOR USD 3 Month + 0.45%), 0.67%, 5/17/2021(a)(b)	12,300	12,306
PNC Bank NA
2.55%, 12/9/2021	5,000	5,107
2.63%, 2/17/2022	5,490	5,638
(ICE LIBOR USD 3 Month + 0.44%), 2.23%, 7/22/2022(b)	3,625	3,670
2.45%, 7/28/2022	2,500	2,583
(ICE LIBOR USD 3 Month + 0.42%), 2.03%, 12/9/2022(b)	19,000	19,326
Royal Bank of Canada (Canada)
2.50%, 1/19/2021	228	229
(ICE LIBOR USD 3 Month + 0.40%), 0.61%, 1/25/2021(b)	10,951	10,957
(ICE LIBOR USD 3 Month + 0.39%), 0.60%, 4/30/2021(b)	6,432	6,441
3.20%, 4/30/2021	535	541
(ICE LIBOR USD 3 Month + 0.35%), 0.58%, 7/8/2021(b)	592	593
3.35%, 10/22/2021(a)(c)	87,311	89,661
2.75%, 2/1/2022	5,345	5,500
1.90%, 9/23/2022(a)	44,750	45,984
1.60%, 4/17/2023	12,265	12,610
(SOFR + 0.45%), 0.53%, 10/26/2023(b)	61,235	61,315
Santander UK Group Holdings plc (United Kingdom)
3.13%, 1/8/2021	53,626	53,770
2.88%, 8/5/2021	12,900	13,113
Santander UK plc (United Kingdom) (ICE LIBOR USD 3 Month + 0.66%), 0.88%, 11/15/2021(b)	1,921	1,931
Skandinaviska Enskilda Banken AB (Sweden)
2.63%, 3/15/2021	21,516	21,661
(ICE LIBOR USD 3 Month + 0.43%), 0.65%, 5/17/2021(a)(b)	3,102	3,107
3.25%, 5/17/2021(a)	23,819	24,125
1.88%, 9/13/2021	21,446	21,741
0.55%, 9/1/2023(a)	34,874	34,865
Societe Generale SA (France)
(ICE LIBOR USD 3 Month + 1.33%), 1.56%, 4/8/2021(a)(b)	3,500	3,516
2.50%, 4/8/2021(a)	42,727	43,061
5.20%, 4/15/2021(a)	29,704	30,235
3.25%, 1/12/2022(a)	15,305	15,739
4.25%, 9/14/2023(a)	4,200	4,579
Standard Chartered plc (United Kingdom)
3.05%, 1/15/2021(a)	112,167	112,532
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.17%), 1.32%, 10/14/2023(a)(b)	29,187	29,465
Sumitomo Mitsui Financial Group, Inc. (Japan)
(ICE LIBOR USD 3 Month + 1.68%), 1.92%, 3/9/2021(b)	10,649	10,695
2.93%, 3/9/2021	38,562	38,838
2.06%, 7/14/2021	79,886	80,738
(ICE LIBOR USD 3 Month + 1.14%), 1.36%, 10/19/2021(b)	9,319	9,403
2.85%, 1/11/2022	11,388	11,701
2.78%, 7/12/2022	53,614	55,664
2.78%, 10/18/2022	700	731
Sumitomo Mitsui Trust Bank Ltd. (Japan) 0.80%, 9/12/2023(a)	70,104	70,563
Svenska Handelsbanken AB (Sweden)
(ICE LIBOR USD 3 Month + 1.15%), 1.37%, 3/30/2021(b)	2,970	2,981
2.45%, 3/30/2021	14,282	14,385
(ICE LIBOR USD 3 Month + 0.47%), 0.67%, 5/24/2021(b)	16,959	16,992
3.35%, 5/24/2021	48,692	49,412
1.88%, 9/7/2021	2,174	2,200
Toronto-Dominion Bank (The) (Canada)
(ICE LIBOR USD 3 Month + 0.24%), 0.45%, 1/25/2021(b)	500	500
2.55%, 1/25/2021	100	100
(ICE LIBOR USD 3 Month + 0.27%), 0.52%, 3/17/2021(b)	10,393	10,401
(ICE LIBOR USD 3 Month + 1.00%), 1.22%, 4/7/2021(b)	4,896	4,913
(ICE LIBOR USD 3 Month + 0.43%), 0.68%, 6/11/2021(b)	1,990	1,995
3.25%, 6/11/2021	4,968	5,047
(ICE LIBOR USD 3 Month + 0.90%), 1.12%, 7/13/2021(b)	12,166	12,230
1.80%, 7/13/2021	17,839	18,010
3.35%, 10/22/2021(a)	71,485	73,413
2.10%, 7/15/2022(a)	25,000	25,715
1.90%, 12/1/2022	2,969	3,061
(SOFR + 0.48%), 0.56%, 1/27/2023(b)	35,934	36,035
0.45%, 9/11/2023(c)	3,014	3,017
Truist Bank
2.80%, 5/17/2022	9,181	9,497
2.45%, 8/1/2022	10,043	10,382
Truist Financial Corp.

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
(ICE LIBOR USD 3 Month + 0.22%), 0.43%, 2/1/2021(b)(c)	155	155
2.15%, 2/1/2021	1,895	1,898
2.90%, 3/3/2021	1,090	1,095
2.05%, 5/10/2021	5,072	5,105
3.20%, 9/3/2021	15,620	15,927
2.70%, 1/27/2022	7,983	8,189
3.05%, 6/20/2022	3,055	3,176
2.20%, 3/16/2023	7,067	7,340
United Overseas Bank Ltd. (Singapore) (ICE LIBOR USD 3 Month + 0.48%), 0.69%, 4/23/2021(a)(b)	2,867	2,862
US Bancorp
2.35%, 1/29/2021	101	101
4.13%, 5/24/2021	533	541
(ICE LIBOR USD 3 Month + 0.64%), 0.85%, 1/24/2022(b)	54	54
Series V, 2.63%, 1/24/2022	143	147
US Bank NA
(ICE LIBOR USD 3 Month + 0.31%), 0.53%, 2/4/2021(b)	350	350
3.00%, 2/4/2021	1,500	1,504
(ICE LIBOR USD 3 Month + 0.32%), 0.53%, 4/26/2021(b)	3,858	3,861
3.15%, 4/26/2021	7,750	7,822
(ICE LIBOR USD 3 Month + 0.18%), 0.39%, 1/21/2022(b)	110,596	110,693
1.80%, 1/21/2022	814	828
2.65%, 5/23/2022	3,213	3,318
Wells Fargo & Co.
4.60%, 4/1/2021	7,042	7,142
(ICE LIBOR USD 3 Month + 1.03%), 1.24%, 7/26/2021(b)	63,416	63,806
2.10%, 7/26/2021	44,268	44,778
3.50%, 3/8/2022	18,024	18,734
2.63%, 7/22/2022	8,530	8,837
Wells Fargo Bank NA
(ICE LIBOR USD 3 Month + 0.31%), 0.55%, 1/15/2021(b)	500	500
3.63%, 10/22/2021	24,529	25,192
(ICE LIBOR USD 3 Month + 0.65%), 2.08%, 9/9/2022(b)	16,541	16,756
Westpac Banking Corp. (Australia)
2.65%, 1/25/2021	28,759	28,861
(ICE LIBOR USD 3 Month + 1.00%), 1.22%, 5/13/2021(b)	23,847	23,959
2.10%, 5/13/2021	471	475
2.00%, 8/19/2021	5,000	5,066
(ICE LIBOR USD 3 Month + 0.85%), 1.07%, 1/11/2022(b)	105	106
2.80%, 1/11/2022	7,908	8,132
2.50%, 6/28/2022	18,899	19,544

		4,626,570

Beverages — 0.3%
Diageo Investment Corp. (United Kingdom) 2.88%, 5/11/2022	200	207
Keurig Dr Pepper, Inc.
3.55%, 5/25/2021	33,995	34,523
3.20%, 11/15/2021	5,174	5,275
PepsiCo, Inc.
2.00%, 4/15/2021	145	146
(ICE LIBOR USD 3 Month + 0.53%), 0.76%, 10/6/2021(b)	794	797
2.75%, 3/5/2022	1,383	1,427
2.25%, 5/2/2022	1,215	1,248
2.75%, 3/1/2023	2,744	2,895
Suntory Holdings Ltd. (Japan) 2.55%, 6/28/2022(a)	775	798

		47,316

Biotechnology — 1.0%
AbbVie, Inc.
(ICE LIBOR USD 3 Month + 0.35%), 0.56%, 5/21/2021(b)	4,844	4,849
(ICE LIBOR USD 3 Month + 0.46%), 0.69%, 11/19/2021(b)	16,600	16,636
2.15%, 11/19/2021	42,452	43,171
3.45%, 3/15/2022	21,015	21,725
3.25%, 10/1/2022	3,962	4,136
Amgen, Inc.
2.65%, 5/11/2022	14,935	15,397
3.63%, 5/15/2022	4,600	4,782
Gilead Sciences, Inc.
(ICE LIBOR USD 3 Month + 0.15%), 0.37%, 9/17/2021(b)	42,484	42,508
4.40%, 12/1/2021	2,448	2,520
3.25%, 9/1/2022	10,600	11,077

		166,801

Capital Markets — 6.1%
Bank of New York Mellon Corp. (The)
2.05%, 5/3/2021	3,730	3,753
3.55%, 9/23/2021	122	125
1.95%, 8/23/2022	9,946	10,233
(ICE LIBOR USD 3 Month + 0.63%), 2.66%, 5/16/2023(b)	230	238
CDP Financial, Inc. (Canada) 2.13%, 6/11/2021(a)	1,120	1,131
Charles Schwab Corp. (The) 3.25%, 5/21/2021	2,057	2,081
Credit Suisse AG (Switzerland)
3.00%, 10/29/2021	9,401	9,628
2.10%, 11/12/2021	3,500	3,559
2.80%, 4/8/2022	35,811	36,999
1.00%, 5/5/2023	105,756	107,177
Goldman Sachs Group, Inc. (The)
(ICE LIBOR USD 3 Month + 1.36%), 1.57%, 4/23/2021(b)	13,000	13,051
5.25%, 7/27/2021	24,445	25,218
5.75%, 1/24/2022	46,369	49,215
3.00%, 4/26/2022	39,866	40,284
(ICE LIBOR USD 3 Month + 0.82%), 2.88%, 10/31/2022(b)	8,458	8,644
Series VAR, (SOFR + 0.54%), 0.63%, 11/17/2023(b)	30,940	31,022

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
ING Bank NV (Netherlands)
2.75%, 3/22/2021(a)(c)	38,798	39,099
5.00%, 6/9/2021(a)	23,353	23,925
Macquarie Bank Ltd. (Australia)
2.85%, 1/15/2021(a)	351	352
(ICE LIBOR USD 3 Month + 0.45%), 0.68%, 8/6/2021(a)(b)	34,994	35,081
(ICE LIBOR USD 3 Month + 0.45%), 0.65%, 11/24/2021(a)(b)	124,571	124,991
2.10%, 10/17/2022(a)	1,367	1,412
Macquarie Group Ltd. (Australia) 6.25%, 1/14/2021(a)	10,052	10,121
Morgan Stanley
5.50%, 7/28/2021	8,373	8,652
2.63%, 11/17/2021	31,699	32,380
(ICE LIBOR USD 3 Month + 1.18%), 1.40%, 1/20/2022(b)	61,360	61,450
2.75%, 5/19/2022	40,229	41,621
(SOFR + 0.47%), 0.56%, 11/10/2023(b)	18,781	18,794
State Street Corp.
1.95%, 5/19/2021	275	277
(SOFR + 2.69%), 2.82%, 3/30/2023(b)	9,223	9,527
(ICE LIBOR USD 3 Month + 0.64%), 2.65%, 5/15/2023(b)	7,486	7,729
UBS AG (Switzerland) 1.75%, 4/21/2022(a)	138,078	140,617
UBS Group AG (Switzerland)
(ICE LIBOR USD 3 Month + 1.78%), 2.00%, 4/14/2021(a)(b)	700	704
3.00%, 4/15/2021(a)	76,640	77,396
(ICE LIBOR USD 3 Month + 1.53%), 1.74%, 2/1/2022(a)(b)	6,937	7,053
2.65%, 2/1/2022(a)	20,513	21,065
USAA Capital Corp. 2.63%, 6/1/2021(a)	2,600	2,630

		1,007,234

Chemicals — 0.0%(d)
Air Liquide Finance SA (France) 1.75%, 9/27/2021(a)	6,000	6,065

Commercial Services & Supplies — 0.2%
Republic Services, Inc. 3.55%, 6/1/2022	31,887	33,138

Consumer Finance — 5.7%
American Express Co.
3.00%, 2/22/2021	21,390	21,475
(ICE LIBOR USD 3 Month + 0.53%), 0.75%, 5/17/2021(b)	15,264	15,291
3.38%, 5/17/2021	32,439	32,816
(ICE LIBOR USD 3 Month + 0.60%), 0.82%, 11/5/2021(b)	10,563	10,609
3.70%, 11/5/2021	8,938	9,192
2.75%, 5/20/2022	6,000	6,198
2.50%, 8/1/2022(c)	9,360	9,679
2.65%, 12/2/2022	4,312	4,510
American Express Credit Corp.
2.25%, 5/5/2021	3,416	3,440
(ICE LIBOR USD 3 Month + 0.70%), 0.95%, 3/3/2022(b)	18,810	18,938
2.70%, 3/3/2022	1,127	1,158
American Honda Finance Corp.
2.65%, 2/12/2021	1,900	1,909
(ICE LIBOR USD 3 Month + 0.35%), 0.60%, 6/11/2021(b)	1,125	1,127
1.65%, 7/12/2021	4,940	4,983
1.70%, 9/9/2021	23,180	23,433
(ICE LIBOR USD 3 Month + 0.35%), 0.57%, 11/5/2021(b)	900	902
(ICE LIBOR USD 3 Month + 0.12%), 0.33%, 1/21/2022(b)	31,434	31,432
0.88%, 7/7/2023	82,292	83,234
0.65%, 9/8/2023	18,617	18,759
Capital One Financial Corp.
3.45%, 4/30/2021	92,167	93,107
4.75%, 7/15/2021	364	374
(ICE LIBOR USD 3 Month + 0.95%), 1.19%, 3/9/2022(b)	3,497	3,525
3.05%, 3/9/2022	2,155	2,224
2.60%, 5/11/2023	23,755	24,903
Caterpillar Financial Services Corp.
(ICE LIBOR USD 3 Month + 0.30%), 0.55%, 3/8/2021(b)	5,764	5,768
(ICE LIBOR USD 3 Month + 0.23%), 0.48%, 3/15/2021(b)	66,084	66,121
Series I, (ICE LIBOR USD 3 Month + 0.39%), 0.61%, 5/17/2021(b)	6,790	6,802
Series I, 2.65%, 5/17/2021	399	404
1.70%, 8/9/2021	5,861	5,915
2.75%, 8/20/2021	452	460
(ICE LIBOR USD 3 Month + 0.28%), 0.53%, 9/7/2021(b)	500	501
3.15%, 9/7/2021	11,976	12,238
1.93%, 10/1/2021	1,048	1,062
(ICE LIBOR USD 3 Month + 0.22%), 0.45%, 1/6/2022(b)	11,747	11,762
2.95%, 2/26/2022	20,107	20,767
0.95%, 5/13/2022	36,407	36,753
2.85%, 6/1/2022	1,000	1,038
0.45%, 9/14/2023	31,353	31,419
Hyundai Capital Services, Inc. (South Korea)
2.88%, 3/16/2021(a)	2,980	2,998
3.00%, 3/6/2022(a)	1,517	1,554
3.00%, 8/29/2022(a)	300	310
John Deere Capital Corp.
2.80%, 3/4/2021	143	144
(ICE LIBOR USD 3 Month + 0.24%), 0.49%, 3/12/2021(b)	18,184	18,194
2.88%, 3/12/2021	134	135
(ICE LIBOR USD 3 Month + 0.40%), 0.65%, 6/7/2021(b)	6,806	6,822
2.30%, 6/7/2021(c)	12,737	12,871

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
3.90%, 7/12/2021	282	288
3.20%, 1/10/2022	188	194
2.95%, 4/1/2022	5,377	5,569
1.95%, 6/13/2022	2,020	2,073
0.55%, 7/5/2022	24,865	24,992
PACCAR Financial Corp.
2.25%, 2/25/2021	565	568
3.15%, 8/9/2021	755	770
1.65%, 8/11/2021	150	151
Toyota Motor Credit Corp.
(ICE LIBOR USD 3 Month + 0.20%), 0.45%, 3/12/2021(b)	7,493	7,498
1.90%, 4/8/2021	1,860	1,870
(ICE LIBOR USD 3 Month + 0.28%), 0.50%, 4/13/2021(b)	12,658	12,671
2.95%, 4/13/2021	134	135
(ICE LIBOR USD 3 Month + 0.13%), 0.35%, 8/13/2021(b)	20,230	20,238
(ICE LIBOR USD 3 Month + 0.29%), 0.51%, 10/7/2021(b)	29,807	29,868
(ICE LIBOR USD 3 Month + 0.15%), 0.37%, 2/14/2022(b)	32,250	32,282
1.15%, 5/26/2022(c)	69,400	70,288
0.45%, 7/22/2022	16,520	16,589
0.50%, 8/14/2023	51,429	51,581

		944,881

Diversified Financial Services — 0.8%
AIG Global Funding
(ICE LIBOR USD 3 Month + 0.65%), 0.87%, 1/22/2021(a)(b)	24,810	24,833
(ICE LIBOR USD 3 Month + 0.46%), 0.69%, 6/25/2021(a)(b)	26,543	26,605
3.35%, 6/25/2021(a)	2,755	2,803
1.90%, 10/6/2021(a)	513	520
0.80%, 7/7/2023(a)	8,857	8,942
Berkshire Hathaway, Inc. 2.75%, 3/15/2023	12,964	13,627
CK Hutchison International 16 Ltd. (United Kingdom) 1.88%, 10/3/2021(a)	21,084	21,269
Hutchison Whampoa International 11 Ltd. (United Kingdom) 4.63%, 1/13/2022(a)	2,659	2,770
National Rural Utilities Cooperative Finance Corp.
1.75%, 1/21/2022	18,170	18,487
2.70%, 2/15/2023	1,503	1,572
Shell International Finance BV (Netherlands) 1.88%, 5/10/2021	482	485
Siemens Financieringsmaatschappij NV (Germany) 2.90%, 5/27/2022(a)	16,110	16,710

		138,623

Diversified Telecommunication Services — 0.2%
AT&T, Inc.
(ICE LIBOR USD 3 Month + 0.75%), 1.00%, 6/1/2021(b)	275	276
(ICE LIBOR USD 3 Month + 0.95%), 1.19%, 7/15/2021(b)	275	276
Deutsche Telekom International Finance BV (Germany) 1.95%, 9/19/2021(a)	200	202
Telstra Corp. Ltd. (Australia) 4.80%, 10/12/2021(a)	14,365	14,909
Verizon Communications, Inc.
3.45%, 3/15/2021	1,952	1,970
(ICE LIBOR USD 3 Month + 1.00%), 1.24%, 3/16/2022(b)	15,916	16,105

		33,738

Electric Utilities — 2.3%
Duke Energy Corp.
(ICE LIBOR USD 3 Month + 0.50%), 0.72%, 5/14/2021(a)(b)	12,043	12,066
1.80%, 9/1/2021	1,549	1,564
3.55%, 9/15/2021	3,000	3,052
Duke Energy Florida LLC Series A, (ICE LIBOR USD 3 Month + 0.25%), 0.48%, 11/26/2021(b)	6,370	6,377
Duke Energy Progress LLC Series A, (ICE LIBOR USD 3 Month + 0.18%), 0.40%, 2/18/2022(b)	10,995	10,996
Entergy Louisiana LLC 0.62%, 11/17/2023	37,533	37,603
Eversource Energy
2.50%, 3/15/2021	1,150	1,155
Series K, 2.75%, 3/15/2022	13,076	13,442
Florida Power & Light Co. (ICE LIBOR USD 3 Month + 0.38%), 0.60%, 7/28/2023(b)	75,061	75,091
LG&E and KU Energy LLC 4.38%, 10/1/2021	11,425	11,677
NextEra Energy Capital Holdings, Inc.
(ICE LIBOR USD 3 Month + 0.48%), 0.70%, 5/4/2021(b)	6,000	6,009
(ICE LIBOR USD 3 Month + 0.55%), 0.77%, 8/28/2021(b)	65,300	65,322
2.40%, 9/1/2021	26,946	27,365
2.90%, 4/1/2022	5,283	5,460
Ohio Power Co. Series M, 5.38%, 10/1/2021	3,950	4,112
PacifiCorp 3.85%, 6/15/2021	1,862	1,881
PPL Electric Utilities Corp.
3.00%, 9/15/2021	8,283	8,404
2.50%, 9/1/2022	719	741
Public Service Co. of Colorado 2.50%, 3/15/2023	1,527	1,583
Public Service Electric and Gas Co. 1.90%, 3/15/2021	1,404	1,409
Southern Co. (The) 2.35%, 7/1/2021	20,666	20,875

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Tampa Electric Co. 5.40%, 5/15/2021	8,574	8,766
Virginia Electric and Power Co. 2.95%, 1/15/2022(c)	9,181	9,384
Wisconsin Electric Power Co. 2.95%, 9/15/2021	17,261	17,513
Xcel Energy, Inc.
2.40%, 3/15/2021	14,940	15,002
2.60%, 3/15/2022	4,174	4,291

		371,140

Electrical Equipment — 0.0%(d)
ABB Finance USA, Inc. (Switzerland) 2.88%, 5/8/2022	2,104	2,179

Electronic Equipment, Instruments & Components — 0.0%(d)
ABB Treasury Center USA, Inc. (Switzerland) 4.00%, 6/15/2021(a)	7,271	7,414

Entertainment — 0.1%
TWDC Enterprises 18 Corp. 2.35%, 12/1/2022	2,993	3,108
Walt Disney Co. (The)
4.50%, 2/15/2021	1,139	1,148
1.65%, 9/1/2022	8,366	8,559

		12,815

Equity Real Estate Investment Trusts (REITs) — 0.2%
Scentre Group Trust 1 (Australia) 2.38%, 4/28/2021(a)	35,910	36,068

Food & Staples Retailing — 0.1%
Kroger Co. (The) 2.95%, 11/1/2021	4,000	4,085
Seven & i Holdings Co. Ltd. (Japan) 3.35%, 9/17/2021(a)	5,420	5,531
Walmart, Inc.
1.90%, 12/15/2020	413	413
3.13%, 6/23/2021	3,600	3,658

		13,687

Food Products — 0.5%
Cargill, Inc.
3.05%, 4/19/2021(a)	16,251	16,422
3.30%, 3/1/2022(a)	335	345
General Mills, Inc.
(ICE LIBOR USD 3 Month + 0.54%), 0.77%, 4/16/2021(b)	16,387	16,415
3.20%, 4/16/2021	8,918	9,013
Mondelez International Holdings Netherlands BV 2.00%, 10/28/2021(a)	21,095	21,383
Mondelez International, Inc. 0.63%, 7/1/2022	17,862	17,948
Tyson Foods, Inc. 2.25%, 8/23/2021	4,632	4,687
Unilever Capital Corp. (United Kingdom) 4.25%, 2/10/2021	450	453

		86,666

Health Care Providers & Services — 0.4%
CVS Health Corp.
(ICE LIBOR USD 3 Month + 0.72%), 0.96%, 3/9/2021(b)	1,169	1,171
3.35%, 3/9/2021	31,808	32,075
4.13%, 5/15/2021	549	553
2.13%, 6/1/2021	28,789	28,998
UnitedHealth Group, Inc.
2.13%, 3/15/2021	5,488	5,517
2.88%, 12/15/2021	4,877	5,007

		73,321

Household Products — 0.1%
Church & Dwight Co., Inc. 2.45%, 8/1/2022	267	275
Kimberly-Clark Corp. 3.88%, 3/1/2021	51	52
Procter & Gamble Co. (The) 2.15%, 8/11/2022	4,470	4,614
Reckitt Benckiser Treasury Services plc (United Kingdom) 2.38%, 6/24/2022(a)	8,031	8,267

		13,208

Independent Power and Renewable Electricity Producers — 0.0%(d)
Exelon Generation Co. LLC
3.40%, 3/15/2022	2,602	2,693
4.25%, 6/15/2022	78	82

		2,775

Industrial Conglomerates — 0.3%
Honeywell International, Inc.
1.85%, 11/1/2021	971	984
0.48%, 8/19/2022	43,048	43,113
Roper Technologies, Inc. 0.45%, 8/15/2022	5,554	5,560

		49,657

Insurance — 7.5%
American International Group, Inc.
6.40%, 12/15/2020	9,531	9,552
3.30%, 3/1/2021	5,871	5,899
4.88%, 6/1/2022	5,686	6,061
Berkshire Hathaway Finance Corp. 3.00%, 5/15/2022	6,699	6,978
Equitable Financial Life Global Funding 0.50%, 11/17/2023(a)	44,819	44,859
Guardian Life Global Funding
2.00%, 4/26/2021(a)	8,903	8,965
1.95%, 10/27/2021(a)	6,143	6,237
2.50%, 5/8/2022(a)	6,481	6,683
Jackson National Life Global Funding
2.60%, 12/9/2020(a)	7,249	7,252
(ICE LIBOR USD 3 Month + 0.31%), 0.55%, 3/16/2021(a)(b)	42,932	42,965
2.25%, 4/29/2021(a)	12,027	12,124
(ICE LIBOR USD 3 Month + 0.48%), 0.73%, 6/11/2021(a)(b)	11,100	11,126
3.30%, 6/11/2021(a)(c)	13,300	13,521

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
2.10%, 10/25/2021(a)	15,740	16,002
3.30%, 2/1/2022(a)	36,819	38,084
2.50%, 6/27/2022(a)	4,008	4,143
(SOFR + 0.60%), 0.68%, 1/6/2023(a)(b)	65,065	65,299
MassMutual Global Funding II
2.00%, 4/15/2021(a)	39,456	39,708
(ICE LIBOR USD 3 Month + 0.15%), 0.37%, 1/7/2022(a)(b)	37,588	37,618
2.50%, 4/13/2022(a)	1,024	1,056
2.50%, 10/17/2022(a)	5,200	5,413
0.48%, 8/28/2023(a)	36,434	36,451
Met Tower Global Funding 0.55%, 7/13/2022(a)	46,636	46,840
Metropolitan Life Global Funding I
2.50%, 12/3/2020(a)	8,815	8,815
(ICE LIBOR USD 3 Month + 0.23%), 0.46%, 1/8/2021(a)(b)	26,659	26,667
(SOFR + 0.50%), 0.58%, 5/28/2021(a)(b)	10,000	10,017
3.45%, 10/9/2021(a)	2,740	2,814
3.88%, 4/11/2022(a)	899	942
2.40%, 6/17/2022(a)	14,000	14,454
3.00%, 1/10/2023(a)	140	148
1.95%, 1/13/2023(a)	1,670	1,725
0.90%, 6/8/2023(a)	13,139	13,311
0.45%, 9/1/2023(a)	131,765	131,773
New York Life Global Funding
(ICE LIBOR USD 3 Month + 0.28%), 0.50%, 1/28/2021(a)(b)	17,496	17,503
2.95%, 1/28/2021(a)	419	421
(ICE LIBOR USD 3 Month + 0.32%), 0.55%, 8/6/2021(a)(b)	26,265	26,319
3.25%, 8/6/2021(a)	4,912	5,014
1.70%, 9/14/2021(a)	9,086	9,187
(ICE LIBOR USD 3 Month + 0.28%), 0.49%, 1/21/2022(a)(b)	53,815	53,955
2.30%, 6/10/2022(a)	7,169	7,390
0.40%, 9/20/2022(a)	96,257	96,392
1.10%, 5/5/2023(a)	5,820	5,920
Pricoa Global Funding I 2.20%, 6/3/2021(a)	575	581
Principal Life Global Funding II
(ICE LIBOR USD 3 Month + 0.33%), 0.57%, 3/2/2021(a)(b)	25,528	25,543
(ICE LIBOR USD 3 Month + 0.40%), 0.63%, 10/6/2021(a)(b)	53,288	53,410
1.25%, 5/11/2023(a)(c)	90,303	92,031
Protective Life Global Funding
(ICE LIBOR USD 3 Month + 0.52%), 0.75%, 6/28/2021(a)(b)	41,100	41,220
3.40%, 6/28/2021(a)(c)	10,751	10,901
2.92%, 4/15/2022(a)	54,958	56,927
1.08%, 6/9/2023(a)	11,987	12,187
0.63%, 10/13/2023(a)	23,300	23,444
Reliance Standard Life Global Funding II
3.05%, 1/20/2021(a)	1,000	1,004
2.15%, 1/21/2023(a)	13,150	13,501
Suncorp-Metway Ltd. (Australia) 2.80%, 5/4/2022(a)	6,710	6,941

		1,243,293

IT Services — 0.7%
IBM Credit LLC
(ICE LIBOR USD 3 Month + 0.26%), 0.48%, 1/20/2021(b)	2,650	2,651
1.80%, 1/20/2021	4,500	4,509
(ICE LIBOR USD 3 Month + 0.16%), 0.38%, 2/5/2021(b)	747	747
2.65%, 2/5/2021	4,677	4,697
3.60%, 11/30/2021	3,240	3,348
International Business Machines Corp.
(ICE LIBOR USD 3 Month + 0.40%), 0.62%, 5/13/2021(b)	45,073	45,147
2.50%, 1/27/2022	10,895	11,173
2.85%, 5/13/2022	34,518	35,812

		108,084

Machinery — 0.0%(d)
Caterpillar, Inc. 3.90%, 5/27/2021	4,249	4,325
Deere & Co. 2.60%, 6/8/2022	2,600	2,675

		7,000

Media — 0.0%(d)
Fox Corp. 3.67%, 1/25/2022	100	104

Metals & Mining — 0.3%
BHP Billiton Finance USA Ltd. (Australia)
3.25%, 11/21/2021	9,920	10,201
2.88%, 2/24/2022	6,747	6,958
Newmont Corp. 3.63%, 6/9/2021	24,540	24,805

		41,964

Multiline Retail — 0.0%(d)
Target Corp. 2.90%, 1/15/2022	149	154

Multi-Utilities — 0.6%
Berkshire Hathaway Energy Co. 2.38%, 1/15/2021	465	466
CenterPoint Energy, Inc. 3.60%, 11/1/2021	15,425	15,882
Consolidated Edison Co. of New York, Inc. Series C, (ICE LIBOR USD 3 Month + 0.40%), 0.63%, 6/25/2021(b)	36,263	36,335
Consolidated Edison, Inc. 2.00%, 5/15/2021	1,750	1,761
Dominion Energy, Inc. Series C, 2.00%, 8/15/2021	10,163	10,265
Engie SA (France) 2.88%, 10/10/2022(a)	1,975	2,055

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Public Service Enterprise Group, Inc. 2.00%, 11/15/2021	6,089	6,179
Sempra Energy (ICE LIBOR USD 3 Month + 0.45%), 0.70%, 3/15/2021(b)	10,052	10,061
Southern Co. Gas Capital Corp. 3.50%, 9/15/2021	6,931	7,046

		90,050

Oil, Gas & Consumable Fuels — 1.8%
BG Energy Capital plc (United Kingdom) 4.00%, 12/9/2020(a)	17,713	17,725
BP Capital Markets America, Inc.
4.74%, 3/11/2021	25,325	25,633
2.11%, 9/16/2021(c)	6,692	6,783
3.25%, 5/6/2022	44,944	46,786
2.52%, 9/19/2022	5,471	5,673
Chevron USA, Inc. 0.33%, 8/12/2022	25,750	25,774
Enterprise Products Operating LLC 2.80%, 2/15/2021	20,000	20,100
Equinor ASA (Norway)
2.75%, 11/10/2021	7,771	7,955
2.45%, 1/17/2023	1,733	1,809
Exxon Mobil Corp.
2.22%, 3/1/2021	36,478	36,590
1.57%, 4/15/2023	25,122	25,824
Marathon Petroleum Corp. 5.13%, 3/1/2021	2,425	2,453
Phillips 66 4.30%, 4/1/2022	33,539	35,229
Saudi Arabian Oil Co. (Saudi Arabia) 2.75%, 4/16/2022(a)	5,989	6,135
Total Capital International SA (France) 2.22%, 7/12/2021	3,997	4,039
TransCanada PipeLines Ltd. (Canada) 9.88%, 1/1/2021	28,392	28,608

		297,116

Personal Products — 0.0%(d)
Estee Lauder Cos., Inc. (The) 1.70%, 5/10/2021	1,550	1,557

Pharmaceuticals — 2.0%
AstraZeneca plc (United Kingdom) 2.38%, 6/12/2022	21,386	22,002
Bristol-Myers Squibb Co.
2.55%, 5/14/2021	15,284	15,444
2.25%, 8/15/2021	13,150	13,328
2.60%, 5/16/2022	86,356	89,274
3.25%, 8/15/2022	6,683	7,015
3.55%, 8/15/2022	15,977	16,845
2.75%, 2/15/2023	550	577
Eli Lilly and Co. 2.35%, 5/15/2022	250	258
GlaxoSmithKline Capital plc (United Kingdom)
(ICE LIBOR USD 3 Month + 0.35%), 0.57%, 5/14/2021(b)	12,992	13,009
2.85%, 5/8/2022	6,699	6,941
2.88%, 6/1/2022	13,869	14,380
GlaxoSmithKline Capital, Inc. (United Kingdom) 2.80%, 3/18/2023	5,968	6,298
Johnson & Johnson 2.25%, 3/3/2022	334	342
Merck & Co., Inc. 2.35%, 2/10/2022	133	136
Pfizer, Inc. 2.20%, 12/15/2021	20,800	21,212
Shire Acquisitions Investments Ireland DAC 2.40%, 9/23/2021	31,683	32,150
Takeda Pharmaceutical Co. Ltd. (Japan) 4.00%, 11/26/2021	49,546	51,161
Viatris, Inc. 1.13%, 6/22/2022(a)	18,826	18,994
Zoetis, Inc. (ICE LIBOR USD 3 Month + 0.44%), 0.66%, 8/20/2021(b)	818	820

		330,186

Road & Rail — 0.2%
Penske Truck Leasing Co. LP
3.65%, 7/29/2021(a)	2,111	2,150
3.38%, 2/1/2022(a)	23,588	24,276
Ryder System, Inc. 2.50%, 9/1/2022	314	325

		26,751

Software — 0.4%
Microsoft Corp. 2.65%, 11/3/2022	1,204	1,255
Oracle Corp.
2.80%, 7/8/2021	52	53
2.50%, 5/15/2022	36,376	37,397
2.50%, 10/15/2022(c)	24,931	25,931

		64,636

Specialty Retail — 0.1%
AutoZone, Inc. 2.50%, 4/15/2021	5,275	5,307
Home Depot, Inc. (The) 3.25%, 3/1/2022	3,500	3,634

		8,941

Technology Hardware, Storage & Peripherals — 0.2%
Apple, Inc.
(ICE LIBOR USD 3 Month + 0.50%), 0.71%, 2/9/2022(b)	150	151
2.15%, 2/9/2022	3,297	3,372
2.30%, 5/11/2022	4,512	4,642
2.70%, 5/13/2022	2,043	2,119
1.70%, 9/11/2022	19,229	19,731

		30,015

Thrifts & Mortgage Finance — 1.3%
BPCE SA (France) 2.65%, 2/3/2021	3,812	3,827

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
(ICE LIBOR USD 3 Month + 0.19%), 0.42%, 8/19/2021(a)(b)	10,000	9,996
2.75%, 12/2/2021	13,700	14,029
(ICE LIBOR USD 3 Month + 0.30%), 0.53%, 1/14/2022(a)(b)	71,931	72,022
(SOFR + 0.44%), 0.52%, 2/17/2022(a)(b)	106,302	106,445
3.00%, 5/22/2022(a)	4,000	4,147
2.75%, 1/11/2023(a)	7,750	8,102
Nationwide Building Society (United Kingdom) 2.45%, 7/27/2021(a)	1,350	1,369

		219,937

Tobacco — 0.6%
Altria Group, Inc.
4.75%, 5/5/2021	47,436	48,322
3.49%, 2/14/2022	6,101	6,338
BAT International Finance plc (United Kingdom) 3.25%, 6/7/2022(a)	2,655	2,764
Philip Morris International, Inc.
1.88%, 2/25/2021	2,266	2,272
4.13%, 5/17/2021	760	774
2.38%, 8/17/2022	11,680	12,088
2.50%, 8/22/2022	14,245	14,827
2.50%, 11/2/2022	4,975	5,177

		92,562

Wireless Telecommunication Services — 0.4%
Rogers Communications, Inc. (Canada) (ICE LIBOR USD 3 Month + 0.60%), 0.83%, 3/22/2022(b)	70,607	71,066

TOTAL CORPORATE BONDS (Cost $10,681,962)		10,732,407

ASSET-BACKED SECURITIES — 4.7%
Ally Auto Receivables Trust
Series 2019-2, Class A2, 2.34%, 6/15/2022	10,951	10,974
Series 2019-4, Class A2, 1.93%, 10/17/2022	1,269	1,273
Series 2018-2, Class A3, 2.92%, 11/15/2022	1,110	1,120
Series 2019-2, Class A3, 2.23%, 1/16/2024	3,547	3,605
AmeriCredit Automobile Receivables Trust
Series 2018-3, Class A3, 3.38%, 7/18/2023	11,088	11,246
Series 2020-3, Class A2, 0.42%, 3/18/2024	12,695	12,699
Capital One Multi-Asset Execution Trust Series 2019-A1, Class A1, 2.84%, 12/15/2024	156,400	161,330
CarMax Auto Owner Trust
Series 2018-1, Class A3, 2.48%, 11/15/2022	3,881	3,911
Series 2019-3, Class A2A, 2.21%, 12/15/2022	7,957	8,000
Series 2020-2, Class A2A, 1.75%, 1/17/2023	6,485	6,521
Series 2019-4, Class A2A, 2.01%, 3/15/2023	16,518	16,629
Series 2020-4, Class A2, 0.31%, 1/16/2024	43,121	43,116
Cloud Pass-Through Trust Series 2019-1A, Class CLOU, 3.55%, 12/5/2022(a)(e)	26,272	26,622
CNH Equipment Trust
Series 2019-B, Class A2, 2.55%, 9/15/2022	4,969	4,982
Series 2019-C, Class A2, 1.99%, 3/15/2023	12,366	12,442
Dell Equipment Finance Trust Series 2019-1, Class A2, 2.78%, 8/23/2021(a)	4,753	4,765
Discover Card Execution Note Trust Series 2019-A1, Class A1, 3.04%, 7/15/2024	100,164	103,319
Ford Credit Auto Owner Trust
Series 2019-A, Class A2A, 2.78%, 2/15/2022	61	61
Series 2017-C, Class A3, 2.01%, 3/15/2022	56	56
Series 2018-A, Class A3, 3.03%, 11/15/2022	2,210	2,234
Series 2017-C, Class A4, 2.16%, 3/15/2023	4,520	4,564
Series 2019-A, Class A3, 2.78%, 9/15/2023	3,700	3,772
Series 2020-C, Class A2, 0.25%, 10/15/2023	44,692	44,698
Series 2017-1, Class A, 2.62%, 8/15/2028(a)	15,225	15,635
Series 2017-2, Class A, 2.36%, 3/15/2029(a)	22,280	23,025
GM Financial Automobile Leasing Trust
Series 2019-3, Class A2A, 2.09%, 10/20/2021	3,849	3,856
Series 2020-3, Class A2A, 0.35%, 11/21/2022	18,719	18,726
GM Financial Consumer Automobile Receivables Trust
Series 2019-4, Class A2A, 1.84%, 11/16/2022	1,398	1,403
Series 2020-4, Class A2, 0.26%, 11/16/2023	6,465	6,465
Series 2019-1, Class A3, 2.97%, 11/16/2023	1,170	1,190

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Honda Auto Receivables Owner Trust
Series 2018-1, Class A3, 2.64%, 2/15/2022	1,145	1,152
Series 2019-3, Class A2, 1.90%, 4/15/2022	2,248	2,258
Series 2018-2, Class A3, 3.01%, 5/18/2022	612	618
Series 2019-4, Class A2, 1.86%, 6/20/2022	19,303	19,415
Series 2020-3, Class A2, 0.27%, 2/21/2023	6,248	6,249
Series 2019-1, Class A3, 2.83%, 3/20/2023	768	782
Hyundai Auto Lease Securitization Trust Series 2019-A, Class A3, 2.98%, 7/15/2022(a) 10,903		10,983
Hyundai Auto Receivables Trust
Series 2019-A, Class A2, 2.67%, 12/15/2021	816	817
Series 2019-B, Class A2, 1.93%, 7/15/2022	6,262	6,286
John Deere Owner Trust Series 2019-B, Class A2, 2.28%, 5/16/2022 3,247		3,257
Mercedes-Benz Auto Lease Trust
Series 2019-B, Class A2, 2.01%, 12/15/2021	14,703	14,741
Series 2020-B, Class A2, 0.31%, 2/15/2023	23,171	23,180
Mercedes-Benz Auto Receivables Trust Series 2019-1, Class A2A, 2.04%, 6/15/2022 1,854		1,863
Nissan Auto Lease Trust Series 2019-A, Class A3, 2.76%, 3/15/2022 10,884		10,954
Nissan Auto Receivables Owner Trust
Series 2017-B, Class A3, 1.75%, 10/15/2021	298	298
Series 2017-C, Class A3, 2.12%, 4/18/2022	275	276
Santander Drive Auto Receivables Trust
Series 2020-4, Class A2, 0.42%, 9/15/2023	13,619	13,621
Series 2020-3, Class A2, 0.46%, 9/15/2023	56,206	56,198
Tesla Auto Lease Trust Series 2020-A, Class A3, 0.68%, 12/20/2023(a) 11,952		12,016
Toyota Auto Receivables Owner Trust
Series 2017-C, Class A3, 1.78%, 11/15/2021	1,185	1,186
Series 2017-D, Class A3, 1.93%, 1/18/2022	976	978
Series 2019-D, Class A2, 1.92%, 7/15/2022	464	466
Series 2018-C, Class A3, 3.02%, 12/15/2022	3,143	3,190
Verizon Owner Trust Series 2017-3A, Class A1A, 2.06%, 4/20/2022(a)	50	50
Volvo Financial Equipment LLC
Series 2019-1A, Class A2, 2.90%, 11/15/2021(a)	1,199	1,201
Series 2019-2A, Class A2, 2.02%, 8/15/2022(a)	18,221	18,337

TOTAL ASSET-BACKED SECURITIES (Cost $768,292)		768,611

U.S. TREASURY OBLIGATIONS — 1.5%
U.S. Treasury Notes
1.50%, 8/31/2021	79,800	80,620
0.13%, 8/31/2022	161,200	161,143

TOTAL U.S. TREASURY OBLIGATIONS (Cost $241,809)		241,763

CERTIFICATES OF DEPOSIT — 1.3%
Nordea Bank Abp (Finland)
(ICE LIBOR USD 3 Month + 0.23%), 0.45%, 1/28/2022(b)	79,442	79,561
(ICE LIBOR USD 3 Month + 0.11%), 0.34%, 3/21/2022(b)	4,000	4,000
Royal Bank of Canada (Canada) (ICE LIBOR USD 3 Month + 0.11%), 0.33%, 12/15/2021(b) 99,900		99,900
Svenska Handelsbanken AB (Sweden) (ICE LIBOR USD 3 Month + 0.26%), 0.49%, 1/6/2022(b) 27,324		27,369

TOTAL CERTIFICATES OF DEPOSIT (Cost $210,688)		210,830

SUPRANATIONAL — 0.7%
European Investment Bank (Supranational)
2.50%, 4/15/2021	109,855	110,815
2.13%, 10/15/2021	1,483	1,508

TOTAL SUPRANATIONAL (Cost $112,302)		112,323

FOREIGN GOVERNMENT SECURITIES — 0.6%

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Svensk Exportkredit AB (Sweden) (SOFR + 1.00%), 1.07%, 5/25/2023(b)(Cost $107,759)	105,820	107,745

SHORT-TERM INVESTMENTS — 25.9%
CERTIFICATES OF DEPOSIT — 6.0%
Barclays Bank plc (United Kingdom)
0.90%, 6/24/2021	53,500	53,697
0.70%, 7/29/2021	26,734	26,812
BNP Paribas SA (France) 0.27%, 8/5/2021	3,535	3,536
Canadian Imperial Bank of Commerce (Canada) 0.42%, 6/22/2021	64,200	64,275
Chiba Bank Ltd. (Japan)
0.38%, 1/11/2021	20,000	20,004
0.34%, 1/28/2021	22,444	22,447
0.34%, 2/1/2021	11,847	11,848
0.36%, 3/19/2021	25,617	25,617
Credit Agricole Corporate and Investment Bank (France)
(ICE LIBOR USD 3 Month + 0.21%), 0.42%, 8/9/2021(b)	33,599	33,632
(ICE LIBOR USD 3 Month + 0.48%), 0.73%, 9/17/2021(b)	60,754	60,936
Credit Industriel et Commercial SA (France) 0.25%, 8/13/2021	5,500	5,500
Credit Suisse AG (Switzerland) 0.31%, 9/16/2021	20,900	20,903
First Abu Dhabi Bank USA NV (ICE LIBOR USD 3 Month + 0.20%), 0.41%, 1/21/2021(b)	18,717	18,718
Kookmin Bank (South Korea) (ICE LIBOR USD 3 Month + 0.27%), 0.49%, 10/29/2021(b)	18,789	18,789
Lloyds Bank Corporate Markets plc (United Kingdom)
0.61%, 6/17/2021	49,750	49,841
0.35%, 10/1/2021	48,300	48,299
MUFG Bank Ltd. (Japan)
(ICE LIBOR USD 3 Month + 0.50%), 0.71%, 1/25/2021(b)	1,000	1,001
(ICE LIBOR USD 3 Month + 0.46%), 0.68%, 2/4/2021(b)	8,300	8,306
0.32%, 8/13/2021	270	270
0.32%, 10/15/2021	76,650	76,663
Natixis SA (France) 0.34%, 11/16/2021	14,800	14,801
Nordea Bank Abp (Finland) (ICE LIBOR USD 3 Month + 0.32%), 0.55%, 11/19/2021(b)	49,420	49,525
Shinhan Bank (South Korea)
0.40%, 7/19/2021	23,497	23,494
0.58%, 8/23/2021	13,440	13,452
0.45%, 9/13/2021	28,072	28,069
0.47%, 10/4/2021	12,707	12,707
0.47%, 10/7/2021	11,990	11,990
0.47%, 11/3/2021	19,819	19,818
0.47%, 11/5/2021	17,890	17,889
Shizuoka Bank (Japan)
0.39%, 2/5/2021	36,250	36,255
0.39%, 2/8/2021	39,700	39,706
0.35%, 3/19/2021	18,627	18,628
Societe Generale SA (France) 0.32%, 9/17/2021	68,210	68,238
Sumitomo Mitsui Banking Corp. (Japan) (ICE LIBOR USD 3 Month + 0.32%), 0.53%, 11/22/2021(b)	27,265	27,270
Woori Bank (South Korea) 0.30%, 2/25/2021(a)	32,950	32,954

TOTAL CERTIFICATES OF DEPOSIT (Cost $984,975)		985,890

COMMERCIAL PAPER — 13.0%
ABN AMRO Funding USA LLC (Netherlands)
0.27%, 6/1/2021(a)(f)	10,000	9,979
0.27%, 6/4/2021(a)(f)	15,000	14,967
Banco Del Estado De Chile (Chile) 0.30%, 2/1/2021(a)(f)	38,000	37,988
Banco Santander SA (Spain)
0.51%, 8/17/2021(a)(f)	3,500	3,493
0.50%, 8/31/2021(a)(f)	40,680	40,593
0.46%, 9/2/2021(a)(f)	43,340	43,247
0.43%, 9/7/2021(a)(f)	54,488	54,368
BNP Paribas SA (France) 0.40%, 7/8/2021(f)	54,000	53,928
BP Capital Markets plc (United Kingdom)
0.38%, 11/1/2021(a)(f)	11,440	11,402
0.38%, 11/4/2021(a)(f)	13,599	13,554
BPCE SA (France) 0.29%, 9/1/2021(a)(f)	18,700	18,659
Electricite de France SA (France) 0.56%, 6/28/2021(a)(f)	88,000	87,856
Enel Finance America LLC
0.40%, 1/6/2021(a)(f)	13,997	13,994
0.40%, 1/12/2021(a)(f)	8,906	8,904
0.40%, 1/14/2021(a)(f)	20,194	20,189
0.40%, 4/15/2021(a)(f)	33,042	33,005
0.41%, 4/22/2021(a)(f)	12,458	12,443
Engie SA (France) 0.63%, 7/1/2021(a)(f)	31,654	31,585
Eni Finance USA, Inc. (Italy)
0.41%, 3/15/2021(a)(f)	45,717	45,664
0.58%, 7/30/2021(a)(f)	35,510	35,394
0.58%, 10/18/2021(a)(f)	29,110	28,976
0.57%, 10/29/2021(a)(f)	15,000	14,927
Entergy Corp.
0.30%, 2/4/2021(a)(f)	11,395	11,388
0.30%, 3/16/2021(a)(f)	50,000	49,947

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
First Abu Dhabi Bank PJSC (United Arab Emirates) 0.40%, 8/27/2021(a)(f)	219,783	219,354
Glencore Funding LLC (Australia)
0.50%, 12/8/2020(a)(f)	25,968	25,966
0.56%, 2/5/2021(a)(f)	12,000	11,988
0.60%, 2/23/2021(a)(f)	30,357	30,316
0.59%, 3/19/2021(a)(f)	11,300	11,281
Honeywell International, Inc. 0.35%, 5/4/2021(a)(f)	30,550	30,526
HSBC USA, Inc.
0.44%, 3/8/2021(a)(f)	26,697	26,674
0.44%, 4/1/2021(a)(f)	15,750	15,733
KEB Hana Bank (South Korea)
0.33%, 1/26/2021(a)(f)	15,643	15,639
0.36%, 2/25/2021(a)(f)	17,537	17,529
0.40%, 3/16/2021(a)(f)	18,801	18,791
0.40%, 7/23/2021(a)(f)	20,391	20,359
Kentucky Utilities Co. 0.27%, 2/16/2021(a)(f)	18,600	18,591
Landesbank Baden-Wurttemberg (Germany) 0.26%, 1/5/2021(f)	155,500	155,470
LVMH Moet Hennessy Louis Vuitton SE (France)
0.40%, 1/11/2021(a)(f)	26,852	26,848
0.41%, 7/2/2021(a)(f)	88,100	87,985
0.28%, 9/23/2021(a)(f)	6,000	5,988
LVMH Moet Hennessy Louis Vuitton, Inc. (France) 0.34%, 8/2/2021(a)(f)	6,330	6,321
National Bank of Canada (Canada) 0.24%, 7/15/2021(a)(f)	25,500	25,462
National Grid plc (United Kingdom)
0.32%, 1/21/2021(a)(f)	12,700	12,696
0.32%, 1/22/2021(a)(f)	40,000	39,987
NatWest Markets plc (United Kingdom)
1.01%, 2/1/2021(a)(f)	4,470	4,468
0.61%, 4/29/2021(a)(f)	44,006	43,968
0.66%, 7/26/2021(a)(f)	41,741	41,642
Ontario Teachers’ Finance Trust (Canada) 0.22%, 6/4/2021(a)(f)	39,000	38,967
PSP Capital, Inc. (Canada) 0.22%, 1/13/2021(a)(f)	23,000	22,996
Rogers Communications, Inc. (Canada) 0.55%, 8/26/2021(a)(f)	39,663	39,559
Schlumberger Holdings Corp. 0.47%, 8/2/2021(a)(f)	10,000	9,980
Shell International Finance BV (Netherlands)
3.25%, 3/29/2021(a)(f)	23,737	23,721
0.50%, 5/20/2021(a)(f)	100,000	99,897
0.50%, 5/25/2021(a)(f)	10,231	10,220
Shinhan Bank (South Korea)
0.31%, 2/5/2021(a)(f)	7,667	7,662
0.45%, 10/15/2021(a)(f)	22,770	22,695
Suncor Energy, Inc. (Canada)
0.33%, 4/21/2021(a)(f)	10,689	10,676
0.33%, 4/26/2021(a)(f)	16,316	16,296
Telstra Corp. Ltd. (Australia) 0.40%, 10/27/2021(a)(f)	50,220	50,048
Walt Disney Co. (The)
0.50%, 6/15/2021(a)(f)	16,000	15,971
0.32%, 7/21/2021(a)(f)	28,028	27,966
0.40%, 7/23/2021(a)(f)	19,250	19,207
Waste Management, Inc.
0.35%, 7/1/2021(a)(f)	73,000	72,882
0.45%, 9/17/2021(a)(f)	46,928	46,794

TOTAL COMMERCIAL PAPER (Cost $2,143,889)		2,145,569

	Shares (000)
INVESTMENT COMPANIES — 3.6%
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.05%(g)(h)(Cost $601,390)	601,325	601,686

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 0.0%(d)
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.16%(g)(h)	6,002	6,002
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(g)(h)	1,382	1,382

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $7,384)		7,384

	Principal Amount ($000)
REPURCHASE AGREEMENTS — 0.4%
Wells Fargo Securities LLC, 0.67%, dated 11/30/2020, due 12/28/2020, repurchase price $60,031, collateralized by Collateralized Mortgage Obligations, 2.04% - 6.00%, due 11/18/2021 - 8/16/2047, with the value of $64,910. (Cost $60,000)	60,000	60,000

U.S. TREASURY OBLIGATIONS — 2.9%
U.S. Treasury Bills
0.10%, 1/28/2021(f)(i)	950	950
0.25%, 3/25/2021(f)	151,200	151,156
0.13%, 9/9/2021(f)	162,300	162,166
0.13%, 10/7/2021(f)	162,500	162,357

TOTAL U.S. TREASURY OBLIGATIONS (Cost $476,479)		476,629

TOTAL SHORT-TERM INVESTMENTS (Cost $4,274,117)		4,277,158

Total Investments — 99.8% (Cost $16,396,929)		16,450,837

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Other Assets Less Liabilities — 0.2%		28,184

Net Assets — 100.0%		16,479,021

Percentages indicated are based on net assets.

Abbreviations

ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
PJSC	Public Joint Stock Company
SOFR	Secured Overnight Financing Rate
USD	United States Dollar
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2020.
(c)	The security or a portion of this security is on loan at November 30, 2020. The total value of securities on loan at November 30, 2020 is approximately $7,146,000.
(d)	Amount rounds to less than 0.1% of net assets.
(e)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2020.
(f)	The rate shown is the effective yield as of November 30, 2020.
(g)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(h)	The rate shown is the current yield as of November 30, 2020.
(i)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.

Futures contracts outstanding as of November 30, 2020 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note	1,150	03/2021	USD	253,979	88

Abbreviations

USD	United States Dollar

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$768,611	$—	$768,611
Certificates of Deposit	—	210,830	—	210,830
Corporate Bonds	—	10,732,407	—	10,732,407
Foreign Government Securities	—	107,745	—	107,745
Supranational	—	112,323	—	112,323
U.S. Treasury Obligations	—	241,763	—	241,763
Short-Term Investments
Certificates of Deposit	—	985,890	—	985,890
Commercial Paper	—	2,145,569	—	2,145,569
Investment Companies	601,686	—	—	601,686
Investment of cash collateral from securities loaned	7,384	—	—	7,384
Repurchase Agreements	—	60,000	—	60,000
U.S. Treasury Obligations	—	476,629	—	476,629

Total Short-Term Investments	609,070	3,668,088	—	4,277,158

Total Investments in Securities	$609,070	$15,841,767	$—	$16,450,837

Appreciation in Other Financial Instruments
Futures Contracts	$88	$—	$—	$88

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below. Amounts in the table below are in thousands.

For the period ended November 30, 2020
Security Description	Value at February 29, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)		Value at November 30, 2020	Shares at November 30, 2020	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.05%(a)(b)	$360,019	$14,760,291	$14,518,157	$(664)	$197		$601,686	601,325	$2,188	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.16%(a)(b)	4,501	126,500	125,000	1	—	(c)	6,002	6,002	47	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(a)(b)	1,864	92,047	92,529	—	—		1,382	1,382	6	—

Total	$366,384	$14,978,838	$14,735,686	$(663)	$197		$609,070		$2,241	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2020.
(c)	Amount rounds to less than one thousand.